T. ROWE PRICE Georgia Tax-Free Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.9%
GEORGIA  94.0%
Appling County Dev. Auth., Georgia Power Plant Hatch Project,
VRDN, PCR, 3.40%, 9/1/41  400 400
Athens-Clarke County Unified Government Ugaref West
Precinct, 3.00%, 6/15/39  1,390 1,307
Athens-Clarke County Unified Government Ugaref West
Precinct, 4.00%, 6/15/49  2,090 2,081
Athens-Clarke County Unified Government Water & Sewerage
Revenue, Series 2015, 4.00%, 1/1/34  2,975 2,976
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 789
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,603
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/37 (1) 1,000 1,002
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (1) 5,000 4,994
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (1) 2,580 2,579
Atlanta Airport Passenger Fac. Charge, Series E, 5.25%,
7/1/44 (1) 1,750 1,918
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/42  1,435 1,449
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/44 (1) 3,195 3,311
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/52 (1) 2,500 2,626
Atlanta Dept. of Aviation, Series B, 5.25%, 7/1/49 (1) 1,250 1,363
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/53  3,755 4,068
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/40 (1) 2,995 2,993
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/38 (1) 900 980
Atlanta Dept. of Aviation, Green Bond, Series B-1, 5.00%,
7/1/48  3,250 3,546
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (2)(3) 225 101
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (2)(3) 1,555 700
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (2)(3) 550 247
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 2,000 1,723
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,010
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 303
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,265

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  4,760 4,803
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  7,795 7,856
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 516
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 627
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 620 612
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4)(5) 350 346
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 1,630 1,532
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4)(5) 665 623
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4)(5) 3,775 3,493
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4)(5) 3,525 3,213
Atlanta Water & Wastewater, 5.00%, 11/1/41 (5) 2,500 2,840
Atlanta Water & Wastewater, Series 2015, 5.00%, 11/1/40  5,500 5,533
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24  2,880 2,880
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25 (6) 350 351
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (7) 300 307
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 500
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 725
Augusta Airport, Series A, 5.00%, 1/1/30  645 646
Augusta Airport, Series A, 5.00%, 1/1/31  275 275
Augusta Airport, Series A, 5.00%, 1/1/32  550 550
Augusta Airport, Series A, 5.00%, 1/1/34  585 585
Augusta Dev. Auth., AU Health System, 4.00%, 7/1/37  2,000 2,018
Augusta Water & Sewer, Wastewater, 4.00%, 10/1/49 (5) 1,000 1,000
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37
(Prerefunded 12/31/24) (7) 3,500 3,503
Bartow County Dev. Auth., Georgia Power Plant Bowen, VRDN,
3.35%, 11/1/62 (1) 500 500
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  5,050 5,019
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 5.00%, 7/1/39  1,500 1,604
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,064
Burke County Dev. Auth., Georgia Power A Southern, 1st
Series, VRDN, PCR, 3.30%, 7/1/49  1,200 1,200
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,004

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.35%, 11/1/52 (1) 5,750 5,750
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.35%, 11/1/52  4,425 4,425
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,225 1,232
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,600 1,635
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 274
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,081
Clarke County Classic Center Auth., Classic Center Arena
Project, 3.00%, 5/1/61 (8) 2,000 1,489
Clarke County Classic Center Auth., Classic Center Arena
Project, 4.00%, 5/1/52 (8) 3,000 2,976
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.125%, 5/1/54  3,000 3,001
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.25%, 5/1/61  1,750 1,762
Clarke County Hosp. Auth. Piedmont Healthcare Project,
5.00%, 7/1/46  2,000 2,026
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/34  1,145 1,154
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/38  1,750 1,761
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,035 4,949
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/42  1,155 1,183
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/53 (8) 3,000 3,209
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  1,200 1,288
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  5,150 5,839
Columbia County Water & Sewerage Revenue, 5.00%, 6/1/49  4,850 5,357
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 881
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 651
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  1,200 1,210
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  3,000 3,275
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/40  605 621
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/45  400 406

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/50  1,000 1,010
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/55  500 502
DeKalb County Housing Auth., Montreal Project, 4.00%, 3/1/34  1,500 1,498
DeKalb County Housing Auth., Senior Bond Park, 4.00%,
3/1/34  2,250 2,255
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 760
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,026
DeKalb County Water & Sewerage, Series B, 5.00%,
10/1/35 (8) 1,980 2,040
DeKalb County Water & Sewerage, Series B, 5.25%,
10/1/32 (8) 4,330 4,493
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  3,605 3,768
Fayette County Dev. Auth., United States Soccer Federation,
5.25%, 10/1/54  1,000 1,078
Forsyth County School Dist., GO, 5.00%, 2/1/38  2,235 2,359
Fulton County Dev. Auth., Piedmont Healthcare Project, 5.00%,
7/1/44  955 955
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  6,095 5,983
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,223
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 5,391
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 1,000 930
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 1,000 857
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 1,550 1,512
Fulton County Water & Sewerage, Series A, 2.25%, 1/1/42  5,000 3,803
Fulton County Water & Sewerage, Series A, 3.00%, 1/1/40  1,000 898
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,569
Gainesville & Hall County Dev Auth., Lanier Christian Academy,
Series A, 6.25%, 9/1/52 (4) 1,250 1,145
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 3.00%, 2/15/51  7,840 6,167
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  5,500 5,381
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  1,625 1,702
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/44  750 842
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/45  1,035 1,157
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/46  400 446

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 250 237
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  4,450 4,499
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,000 9,315
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 1,240 1,217
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/44  5,380 5,030
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/49  4,150 4,181
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  740 745
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/49  1,750 1,793
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,205 2,244
Georgia Housing & Fin. Auth., Series B, 3.25%, 12/1/49  3,570 3,044
Georgia Housing & Fin. Auth., Series B, 5.05%, 12/1/43  1,000 1,060
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  1,500 1,531
Georgia Ports Auth., 4.00%, 7/1/52  3,135 3,151
Georgia Ports Auth., 5.00%, 7/1/47  7,490 8,162
Georgia Ports Auth., 5.25%, 7/1/52  10,500 11,532
Georgia State, Series A, GO, 5.00%, 7/1/28  1,000 1,083
Georgia State, Series A, GO, 5.00%, 7/1/41  3,000 3,399
Georgia State, Series A-2, GO, 3.00%, 2/1/37  1,000 959
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  1,000 809
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/51  750 603
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, 5.00%, 8/1/39  2,065 2,073
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/36  1,350 1,396
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,665 1,721
Gwinnett County School Dist., GO, 5.00%, 2/1/35  2,900 2,933
Macon Water Auth., 5.00%, 10/1/54  2,000 2,192
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 340 352
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,710 1,754
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,000 1,026
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 4.00%, 5/15/39  1,320 1,253
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.00%, 5/15/25  200 201

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.00%, 5/15/49  1,500 1,650
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/28  3,000 3,201
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 4.00%, 9/1/52 (Tender 12/1/29)  3,000 3,049
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 5.00%, 5/1/54 (Tender 9/1/31)  525 567
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,800 2,800
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  1,575 1,670
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/54 (Tender 3/1/32)  1,500 1,630
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  2,000 2,017
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 9/1/53 (Tender 9/1/30)  1,950 2,090
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  1,000 1,071
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)  5,000 5,386
Metro Atlanta Rapid Transit Auth., Green Bond, Series E-2,
4.00%, 7/1/45  2,000 2,018
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/37  1,500 1,388
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/38  2,430 2,226
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/41  820 721
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.25%, 7/1/39  2,340 2,185
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.50%, 7/1/38  5,000 4,904
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
4.00%, 7/1/36  4,160 4,219
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63 (5) 3,435 3,468
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.00%,
1/1/59 (8) 1,120 1,151
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.25%,
7/1/64  2,850 3,059
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 4.00%, 1/1/51  1,100 1,052
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/40  1,000 1,086

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/41  1,190 1,288
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/42  1,000 1,079
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  4,000 4,111
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/56  4,240 4,382
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/62 (8) 1,500 1,556
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/63  3,035 3,102
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/64 (8) 1,500 1,585
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.50%, 7/1/60  5,530 5,570
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 3,149
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35 (Prerefunded 1/1/25) (7) 2,440 2,443
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/44 (5) 1,235 1,380
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/49  500 549
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,105 1,172
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  3,500 3,507
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/40  1,450 1,487
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  2,200 2,250
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/27  535 562
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  2,030 2,047
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  1,500 1,500
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/31  2,115 2,176
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/44  4,370 4,323
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 5.00%, 7/1/49  1,500 1,563
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (1)(4) 4,000 3,908
Rockdale County Public Fac. Auth., 5.00%, 1/1/54  3,000 3,267

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 3.125%, 7/1/44  495 417
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 4.00%, 7/1/43  5,000 4,972
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (4) 1,000 986
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 477
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,111
Warner Robins Housing Auth., Arbours At Wellston Project,
Series 2024, VRDN, 5.00%, 2/1/29 (Tender 2/1/28) (9) 1,500 1,575
428,841
PUERTO RICO  4.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 1,904 1,176
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 1,857 1,184
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 745 780
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 342
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,539 1,533
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  700 692
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  733 719
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  214 216
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 709
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 407
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (3)
(11) 10 5
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (3)
(11) 810 423
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (3)
(11) 100 52
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (3)(11) 15 8
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (3)(11) 35 18
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)
(11) 40 21

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (3)
(11) 170 89
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (3)
(11) 55 29
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (3)
(11) 70 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (3)
(11) 420 219
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(11) 425 222
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (3)
(11) 75 39
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (3)
(11) 35 18
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (3)
(11) 15 8
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (3)
(11) 375 196
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (3)
(11) 40 21
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)
(11) 30 16
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (3)
(11) 10 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (3)
(11) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (3)
(11) 175 92
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (3)
(11) 40 21
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (3)
(11) 140 74
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (3)
(11) 40 21
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (3)
(11) 15 8
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  629 631
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  5,712 5,714
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,082 5,102
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  591 590
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  860 290

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  507 506
22,244
Total Investments in Securities  98.9%
(Cost $441,474) $ 451,085
Other Assets Less Liabilities 1.1% 4,797
Net Assets 100.0% $ 455,882
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $26,246 and represents 5.8% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Escrowed to maturity
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Assured Guaranty Municipal Corporation
(9) When-issued security
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
GO General Obligation
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Georgia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Georgia Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F92-054Q3 11/24